Warrants - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	Jun. 30, 2023 $ / shares shares	May 31, 2023 USD ($) $ / shares shares	May 31, 2023 EUR (€) shares	Dec. 31, 2022 $ / shares shares
Warrants
Number of shares called by each warrant	6,200,000
Public Warrants
Warrants
Warrants outstanding	12,649,936			12,649,936
Private Warrants
Warrants
Warrants outstanding	7,060,000			7,060,000
RDO & 2022 PIPE Warrants
Warrants
Exercise price | $ / shares	$ 1.00			$ 1.30
RDO Warrants
Warrants
Warrants outstanding	11,249,997			11,249,997
PIPE Warrants
Warrants
Warrants outstanding	34,512,464			34,512,464
May 2023 Warrants
Warrants
Exercise price | $ / shares		$ 1.00
Warrants issued		184,210,526	184,210,526
Initial Funding Amount from Aceville | $		$ 100,000
Additional Funding Amount from Aceville | $		75,000
Additional funding from third parties | $		$ 75,000
Derivative financial asset | €			€ 82,829
May 2023 Warrants | Class A shares
Warrants
Number of shares called by each warrant		1	1
Remaining unpaid exercise price, upon receipt of the Initial Funding Amount | $ / shares		$ 0.4571
Remaining unpaid exercise price, upon receipt of the Additional Funding Amount | $ / shares		$ 0.05